Other income	12 Months Ended
Dec. 31, 2013
Notes To Financial Statements [Abstract]
Other income

12 – Other income

In millions	Year ended December 31,	2013	2012	2011

Gain on disposals of properties (1)		$ 64	$ 295	$ 348
Gain on disposal of land		19	20	30
Other		(10)	-	23
Total other income		$ 73	$ 315	$ 401
(1)	2013 includes $29 million and $40 million for the exchange of easements and the disposal of the Lakeshore West, respectively; 2012 includes $281 million for the disposal of the Bala-Oakville; and 2011 includes $60 million and $288 million for the disposal of substantially all of the assets of IC RailMarine and the Lakeshore East, respectively. See Note 4 - Properties.